Note to Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2019
Statement of cash flows [abstract]
Disclosure of cash flow statement [text block]	NOTE TO CONSOLIDATED STATEMENT OF CASH FLOWS
Cash generated from operations is as follows:

	Year ended December 31,
	2017	2018	2019
	(US$ in millions)
Profit before income tax	$1,625	$1,868	$2,033
Adjustments for:
Interest income	(5)	(20)	(38)
Interest and other finance costs	132	203	265
Depreciation and amortization	676	655	706
Amortization of deferred financing costs	21	22	15
Amortization of deferred rent	15	15	13
Amortization of other assets	3	3	3
Loss on disposal of property and equipment, investment properties and intangible assets	12	131	16
Impairment loss on property and equipment	—	—	65
Loss on modification or early retirement of debt	—	81	—
Provision for doubtful accounts, net	4	—	—
Provision for expected credit losses, net	—	9	24
Equity-settled share-based compensation expense, net of amounts capitalized	12	13	13
Net foreign exchange losses (gains)	11	(5)	(34)
Changes in working capital:
Other assets	(1)	(1)	(5)
Inventories	(1)	1	(2)
Trade and other receivables and prepayments	37	(180)	(65)
Trade and other payables	91	260	(191)
Cash generated from operations	$2,632	$3,055	$2,818